CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING	12 Months Ended
Dec. 31, 2019
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING

5            CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING

a)   We present below the composition of cash collateral, reverse repurchase agreements and securities borrowing:

	2019	2018
	S/(000)	S/(000)
Cash collateral on repurchase agreements and security lendings (i)	3,293,837	3,409,890
Reverse repurchase agreement and security borrowings (ii)	899,435	659,380
Receivables for short sales	95,252	13,672
Total	4,288,524	4,082,942

(i)   At December 31, 2019, the balance mainly comprises cash collateral for approximately US$844.5 million, equivalent to S/2,798.7 million, delivered to BCRP to secure a borrowing in soles of approximately S/2,800.4 million from the same entity (cash collateral for approximately US$919.2 million, equivalent to S/3,100.5 million, and borrowing of approximately S/2,948.5 million, at December 31, 2018).

Cash collateral granted bears interest at an average annual effective interest rate according to market rates. The related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see paragraph (c) below.

(ii)   Credicorp, mainly through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows:

		At December 31, 2019						At December 31, 2018
		Average					Fair value of	Average					Fair value of
		interest	Up to 3	From 3 to	More than	Carrying	underlying	interest	Up to	From 3 to	More than	Carrying	underlying
	Currency	rate	days	30 days	30 days	amount	assets	rate	3 days	30 days	30 days	amount	assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Instruments issued by the Colombian Government	Colombian pesos	5.61	97,747	376,043	76,396	550,186	550,579	6.60	—	401,580	47,872	449,452	443,386
Instruments issued by the Chilean Government	Chilean pesos	0.34	7,002	15,505	—	22,507	22,507	0.27	24,624	—	—	24,624	24,628
Other instruments		4.44	156,969	130,932	38,841	326,742	328,291	3.76	12,013	157,871	15,420	185,304	186,774
			261,718	522,480	115,237	899,435	901,377		36,637	559,451	63,292	659,380	654,788

b)   Credicorp, through its subsidiaries, obtains financing through “Payables from repurchase agreements and securities lending” by selling financial instruments and committing to repurchase them at future dates, including interest at a fixed rate. The details of said transactions are as follows:

		At December 31, 2019						At December 31, 2018
		Average					Fair value of	Average					Fair value of
		interest	Up to 3	From 3 to	More than	Carrying	underlying	interest	Up to	From 3 to	More than	Carrying	underlying
	Currency	rate	days	30 days	30 days	amount	assets	rate	3 days	30 days	30 days	amount	assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Debt instruments (c)			64,900	25,699	6,240,866	6,331,465	6,709,182		159,570	365,201	7,420,019	7,944,790	8,572,837
Instruments issued by the Colombian Government	Colombian pesos	5.49	135,997	941,431	—	1,077,428	1,077,917	5.97	—	1,231,639	3,124	1,234,763	1,235,472
Instruments issued by the Chilean Government	Chilean pesos	0.20	130,551	44,411	—	174,962	175,054	0.26	24,912	—	—	24,912	27,529
Other instruments		2.07	70,997	16,809	6,355	94,161	105,086	1.88	144,668	66,224	—	210,892	214,051
			402,445	1,028,350	6,247,221	7,678,016	8,067,239		329,150	1,663,064	7,423,143	9,415,357	10,049,889

c)   At December 31, 2019, and 2018, the Group has repurchase agreements secured with: (i) cash, see note 5(a), and (ii) investments, see note 6(b). This item consists of the following:

		At December 31, 2019			At December 31, 2018
			Carrying			Carrying
Counterparties	Currency	Maturity	amount	Collateral	Maturity	amount	Collateral
			S/(000)			S/(000)
BCRP, Note 5(a)(i)	Soles	February 2020 / October 2020	2,800,400	Cash with BCRP	January 2019 / November 2019	2,948,500	Cash with BCRP
BCRP	Soles	June 2020 / November 2020	1,504,088	Investments	January 2019 / November 2020	2,220,265	Investments
Natixis S.A.	Soles	August 2020 / August 2028	570,000	Investments	August 2020 / August 2028	570,000	Investments
Banco Central de Bolivia	Bolivianos	May 2020 / February 2021	398,586	Cash	May 2019	89,941	Cash
Nomura International PLC (i)	U.S. Dollar	August 2020	265,120	Investments and cash	August 2020	269,840	Investments and cash
Nomura International PLC (ii)	U.S. Dollar	August 2020	231,980	Investments and cash	August 2020	236,110	Investments and cash
Citigroup Global Market Limited (iii)	U.S. Dollar	August 2026	149,130	Investments	August 2026	151,785	Investments
Citigroup Global Markets Limited	Soles	August 2020	100,000	Investments	August 2020	100,000	Investments
Natixis S.A. (iv)	U.S. Dollar	August 2026	82,850	Investments	August 2026	84,325	Investments
Banco de la República	Colombian pesos	January 2020	64,540	Investments	January 2019	42,607	Investments
Nomura International PLC (v)	U.S. Dollar	-	—	-	March 2019 / December 2019	505,950	Investments
Naitixis	U.S. Dollar	-	—	-	January 2019 / March 2019	566,962	Investments
Other below S/6.0 million	-	January 2020 / April 2033	64,970	Investments	January 2019 / October 2033	70,298	Investments
Accrued interest			99,801			88,207
			6,331,465			7,944,790

At December 31, 2019, said operations accrue interest at fixed and variable rates between 2.6 percent and 7.20 percent and between Libor 3M + 0.80 percent and Libor 6M + 1.90 percent, respectively,  (between  0.09 percent and 7.20 percent and between Libor 3M + 0.35 percent and Libor 6M + 1.90 percent, respectively, at December 31, 2018).

Certain repurchase agreements were hedged using interest rate swaps (IRS) and cross-currency swaps (CCS), as detailed below:

(i)    At December 31, 2019, the Group maintains an IRS and a CCS which were together designated as a cash flow hedge of a repurchase agreement in U.S. Dollars at variable rate for a notional amount of US$80.0 million, equivalent to S/265.1 million (approximately US$80.0 million, equivalent to S/269.8 million, at December 31, 2018). By means of the IRS and the CCS, said repurchase agreement was economically converted to soles at fixed interest rate; see note 13(b).

(ii)    At December 31, 2019, the Group maintain a CCS, which was designated as a cash flow hedge of a repurchase agreement in U.S. Dollars at variable interest rate for a notional amount of US$70.0 million, equivalent to S/232.0 million (approximately US$70.0 million, equivalent to S/236.1 million, at December 31, 2018). By means of the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate, See note 13(b).

(iii)   At December 31, 2019, the Group maintains two CCS which were together designated as a cash flow hedge for two repurchase agreements in U.S. Dollars at variable rate for a notional amount of US$45.0 million, equivalent to S/149.1 million (approximately US$45.0 million, equivalent to S/151.8 million, at December 31, 2018). By means of these CCS, said repurchase agreements were economically converted to soles. See note 13(b).

(iv)   At December 31, 2019, the Group maintains a CCS which was designated as a cash flow hedge of a repurchase agreement in U.S. Dollars at variable rate for a total notional amount of US$25.0 million, equivalent to S/82.9 million (approximately US$25.0 million, equivalent to S/84.3 million, at December 31, 2018). By means of the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate; see note 13(b).

(v)    At December 31, 2018, the Group maintained five IRS which were designated as a cash flow hedge of a certain repurchase agreements in U.S. Dollars at variable rate for a notional amount of  US$150.0 million, equivalent to S/506.0 million. By means of these IRS, said repurchase agreements were economically converted to a fixed interest rate; see note 13(b). Said IRS expired between March and December of 2019.